Income Taxes (Schedule of Unrecognized Deductible Temporary Differences and Unused Tax Losses) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Share issuance costs [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deductible temporary differences and unused tax losses	$ 4,321,000	$ 3,335,000
Expiry date	2019 to 2022	2018 to 2020
Non-capital losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deductible temporary differences and unused tax losses	$ 54,963,000	$ 40,845,000
Expiry date	2027 to 2038	2027 to 2037
Provision for site reclamation [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deductible temporary differences and unused tax losses	$ 1,004,000
Expiry date	No Expiry	No Expiry
Capital losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deductible temporary differences and unused tax losses	$ 159,000
Expiry date	No Expiry	No Expiry
Property and equipment [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deductible temporary differences and unused tax losses	$ 332,000	$ 385,000
Expiry date	No Expiry	No Expiry
Exploration and evaluation assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deductible temporary differences and unused tax losses	$ 27,259,000	$ 21,480,000
Expiry date	No Expiry	No Expiry